Note 10 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Defined Contribution Plan, Cost	$ 86	$ 34	$ 212	$ 81